As filed with the U.S. Securities and Exchange Commission on April 14, 2023

Securities Act File No. 333-60304

Investment Company Act File No. 811-10371

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X

Pre-Effective Amendment No.

Post-Effective Amendment No. 56	X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	X

Amendment No. 57	X

LORD ABBETT TRUST I

(Exact Name of Registrant as Specified in Charter)

90 Hudson Street, Jersey City, New Jersey 07302-3973

(Address of Principal Executive Office) (Zip Code)

Registrant's Telephone Number, including Area Code: (888) 522-2388

Lawrence B. Stoller, Esq.

Vice President, Secretary, and Chief Legal Officer

90 Hudson Street, Jersey City, New Jersey 07302-3973

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

___ immediately upon filing pursuant to paragraph (b)

X    on May 1, 2023 pursuant to paragraph (b)

___ 60 days after filing pursuant to paragraph (a)(1)

___ on (date) pursuant to paragraph (a)(1)

___ 75 days after filing pursuant to paragraph (a)(2)

___ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 56 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of delaying, until May 1, 2023, the effectiveness of the registration statement for Lord Abbett Investment Grade Floating Rate Fund (the “Fund”) filed in Post-Effective Amendment No. 55, which was filed on February 2, 2023 pursuant to paragraph (a) of Rule 485 under the Securities Act. This Post-Effective Amendment No. 56 incorporates by reference the information relating to the Fund contained in Parts A, B, and C of Post-Effective Amendment No. 55.

This filing relates solely to Lord Abbett Investment Grade Floating Rate Fund. No information contained herein is intended to amend or supersede any prior filing relating to any other series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Jersey City, and State of New Jersey on the 14th day of April 2023.

LORD ABBETT TRUST I

BY: /s/ Lawrence B. Stoller

Lawrence B. Stoller

Vice President, Secretary, and Chief Legal Officer

BY: /s/ Michael J. Hebert

Michael J. Hebert

Principal Accounting Officer,

Chief Financial Officer and Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

James L.L. Tullis*	Chair and Trustee	April 14, 2023
James L.L. Tullis*

Douglas B. Sieg*	President, CEO, and Trustee	April 14, 2023
Douglas B. Sieg

Evelyn E. Guernsey*	Vice Chair and Trustee	April 14, 2023
Evelyn E. Guernsey

Julie A. Hill*	Trustee	April 14, 2023
Julie A. Hill

Kathleen M. Lutito*	Trustee	April 14, 2023
Kathleen M. Lutito

James M. McTaggart*	Trustee	April 14, 2023
James M. McTaggart

Charles O. Prince*	Trustee	April 14, 2023
Charles O. Prince

Karla M. Rabusch*	Trustee	April 14, 2023
Karla M. Rabusch

Lorin Patrick Taylor Radtke*	Trustee	April 14, 2023
Lorin Patrick Taylor Radtke

Leah Song Richardson*	Trustee	April 14, 2023
Leah Song Richardson

Mark A. Schmid*	Trustee	April 14, 2023
Mark A. Schmid
*BY:

/s/ Lawrence B. Stoller

Lawrence B. Stoller

Attorney-in-Fact, signed pursuant to power of attorney filed in Post-Effective Amendment No. 55 to Lord Abbett Trust I’s Registration Statement on Form N-1A filed on February 2, 2023, Accession Number 0000930413-23-000269.